Document and Entity Information	Nov. 12, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000868671
Document Type	8-K
Document Period End Date	Nov. 12, 2019
Entity Registrant Name	GLACIER BANCORP, INC.
Entity Incorporation State Country Code	MT
Entity File Number	000-18911
Entity Tax Identification Number	81-0519541
Entity Address, Address Line One	49 Commons Loop
Entity Address, City or Town	Kalispell
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59901
City Area Code	(406)
Local Phone Number	756-4200
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	GBCI
Security Exchange Name	NASDAQ
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false